INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 89,497	$ 88,112
Changes
Additions	10,468	14,857
Additions through business combination	320
Disposals	(181)	(1)
Amortization	(13,327)	(14,552)
Increase (Decrease) related to foreign currency translation	1,736	706
Other Increases (Decreases)	102	375
Changes Total	(882)	1,385
Closing Balance	88,615	89,497
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	26,370	21,251
Changes
Additions	7,487	12,935
Additions through business combination	320
Disposals	(181)	(1)
Amortization	(8,122)	(8,368)
Increase (Decrease) related to foreign currency translation	873	178
Other Increases (Decreases)	0	375
Changes Total	377	5,119
Closing Balance	26,747	26,370
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,689	5,485
Changes
Additions	8	204
Additions through business combination	0
Disposals	0	0
Amortization	0	0
Increase (Decrease) related to foreign currency translation	0	0
Other Increases (Decreases)	0	0
Changes Total	8	204
Closing Balance	5,697	5,689
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	50,982	55,265
Changes
Additions	0	0
Additions through business combination	0
Disposals	0	0
Amortization	(4,797)	(4,770)
Increase (Decrease) related to foreign currency translation	959	487
Other Increases (Decreases)	0	0
Changes Total	(3,838)	(4,283)
Closing Balance	47,144	50,982
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	6,456	6,111
Changes
Additions	2,973	1,718
Additions through business combination	0
Disposals	0	0
Amortization	(408)	(1,414)
Increase (Decrease) related to foreign currency translation	(96)	41
Other Increases (Decreases)	102	0
Changes Total	2,571	345
Closing Balance	$ 9,027	$ 6,456